SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
Unaudited interim consolidated financial statements

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2022 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2022.

The significant accounting policies disclosed in the Company’s audited 2022 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the six months ended June 30, 2023 are not necessarily indicative of results that may be expected for the year ending December 31, 2023.

Use of estimates
Use of estimates

The preparation of the unaudited interim consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash balances and bank deposits, including money market funds, that have a maturity, at the date of purchase, of three months or less.
Investments
Investments

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity and are recorded at amortized cost and adjusted for amortization of premiums and accretion of discounts.

Trading securities are those securities that the Company intends to sell in the near term and are carried at fair value with unrealized gains and losses charged to earnings.

All other securities not included in the held-to-maturity or trading category are classified as available-for-sale and are carried to fair value with unrealized gains and losses recorded within accumulated other comprehensive income (loss) as a separate component of shareholders’ equity.

Generally, premiums are amortized to call date and discounts are accreted to maturity, on a level yield basis.

The Company’s investment securities as of the purchase date and as of June 30, 2023 are classified as held-to-maturity.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)The Company periodically evaluates its debt securities for impairment in accordance with ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.
Fair value of financial instruments
Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Financial instruments consist of cash equivalents, restricted cash, other accounts receivable, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short term maturities. We consider public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs. The financial liability for the warrant liabilities are accounted for at fair value through profit and loss.
Revenue recognition
Revenue recognition

Under ASC 606 “Revenue from contracts with customers”, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps: (1) Identify the contract(s) with a customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue at the time when its customer obtains control of the promised goods which is when the performance obligation is satisfied by transferring the promised product to the customer.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring the products to the customer.

The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

Deferred revenues are recognized as (or when) the Company receives consideration prior to performing its obligations under the contract.

In April 2021, the Company entered into a strategic development agreement with a customer, pursuant to which the Company agreed to develop and supply REE platform prototypes. Revenue related to the agreement is deferred and will be recognized upon satisfying performance obligations in the contract. As of June 30, 2023 and December 31, 2022, the Company recorded deferred revenues of $0 and $943, respectively. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers. For the six months ended on June 30, 2023, the Company recorded revenues in the amount of $943 upon the termination of the agreement with the customer.

For contracts in which the performance obligation has an original expected duration of one year or less, the Company does not provide disclosure on its remaining performance obligations.
Fulfillment costs are capitalized up to the amount that is expected to be recovered, and any excess amounts will be expensed as incurred.
Recently adopted accounting pronouncements
Recently adopted accounting pronouncements

As an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), the Company may take advantage of certain exemptions, including delaying the adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments.” This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The company adopted this ASU, but the standard did not have a material impact on the Company’s consolidated financial statements.